UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Real Assets Fund	September 30, 2016

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.9%		
CONSUMER DISCRETIONARY 0.7%		
Automotive Retail 0.2%		
Murphy USA (1)	124,500	8,885
		8,885
Hotels, Resorts, & Cruise Lines 0.5%		
Hilton Worldwide Holdings	924,825	21,206
		21,206
Total Consumer Discretionary		30,091
CONSUMER STAPLES 0.2%		
Agricultural Products 0.2%		
Ingredion	54,200	7,212
Total Consumer Staples		7,212
ENERGY 15.4%		
Coal & Consumable Fuels 0.0%		
Banpu, Rights, 10/20/16 (THB) (1)(2)	116,487	—
		—
Integrated Oil & Gas 4.4%		
Cenovus Energy (CAD)	362,000	5,196
Chevron	85,700	8,820
ExxonMobil	442,300	38,604
Occidental Petroleum	429,600	31,326
Royal Dutch Shell, B Shares (GBP)	1,230,998	31,940
Statoil (NOK)	382,085	6,410
Suncor Energy	277,300	7,703
Total, Rights, 10/21/16 (EUR) (1)	1,123,705	—
Total (EUR)	1,104,745	52,362
		182,361

Oil & Gas Equipment & Services 2.6%		
Aker Solutions (NOK) (1)	1,562,147	7,328
Baker Hughes	479,900	24,221
Dril-Quip (1)	77,300	4,309
FMC Technologies (1)	380,000	11,275
Frank's International	213,500	2,775
Halliburton	275,600	12,369
John Wood (GBP)	548,933	5,406
Oceaneering International	204,500	5,626
SBM Offshore (EUR)	736,661	10,466
Schlumberger	179,901	14,147
Tenaris (EUR)	641,620	9,116
Tesco	291,044	2,375
		109,413
Oil & Gas Exploration & Production 7.4%		
Advantage Oil & Gas (CAD) (1)	949,200	6,656
Apache	101,700	6,496
ARC Resources (CAD)	537,500	9,722
Canadian Natural Resources	295,900	9,481
Cimarex Energy	229,148	30,791
Concho Resources (1)	196,400	26,976
Continental Resources (1)	101,300	5,264
Crew Energy (CAD) (1)	701,200	3,666
Diamondback Energy (1)	94,500	9,123
Encana	976,800	10,227
EOG Resources	120,400	11,644
EQT	310,134	22,522
Hess	140,600	7,539
Kelt Exploration (CAD) (1)	1,363,200	6,016
Kosmos Energy (1)	1,270,400	8,143
Lundin Petroleum (SEK) (1)	267,853	4,896
Matador Resources (1)	367,200	8,938
NuVista Energy (CAD) (1)	690,200	3,556
Oasis Petroleum (1)	292,600	3,356

Painted Pony Petroleum (CAD) (1)	628,900	3,868
Parsley Energy (1)	100,000	3,351
Peyto Exploration & Development (CAD)	496,500	13,934
Pioneer Natural Resources	143,100	26,566
QEP Resources	240,700	4,701
Rice Energy (1)	284,600	7,431
Seven Generations Energy (CAD) (1)	552,964	13,310
Silver Run Acquisition, Equity Units (1)	405,617	7,305
Southwestern Energy (1)	537,500	7,439
Tourmaline Oil (CAD) (1)	692,048	18,747
Woodside Petroleum (AUD)	440,021	9,674
		311,338
Oil & Gas Refining & Marketing 0.6%		
HollyFrontier	252,100	6,177
Marathon Petroleum	410,303	16,654
Western Refining	156,100	4,130
		26,961
Oil & Gas Storage & Transportation 0.4%		
Koninklijke Vopak (EUR)	171,309	8,992
Spectra Energy	152,400	6,515
		15,507
Total Energy		645,580
INDUSTRIALS & BUSINESS SERVICES 1.7%		
Construction & Engineering 0.2%		
Granite Construction	129,900	6,461
Valmont Industries	29,800	4,010
		10,471
Electrical Components & Equipment 0.2%		
Legrand (EUR)	125,468	7,398
		7,398

Heavy Electrical Equipment 0.0%		
TPI Composites (1)	52,482	1,116
		1,116
Industrial Machinery 1.3%		
Flowserve	410,300	19,793
Mueller Water Products	425,100	5,335
Pentair	210,500	13,522
Sandvik, A Shares (SEK)	618,358	6,796
Watts Water Technologies, Class A	109,600	7,106
		52,552
Total Industrials & Business Services		71,537
MATERIALS 35.8%		
Aluminum 0.5%		
Alcoa	1,008,400	10,225
Hindalco (INR)	4,108,719	9,485
		19,710
Commodity Chemicals 0.1%		
Orion Engineered Carbons	141,600	2,653
Valvoline (1)	110,500	2,596
		5,249
Construction Materials 0.7%		
Martin Marietta Materials	39,400	7,057
Vulcan Materials	215,800	24,543
		31,600
Copper 1.7%		
Antofagasta (GBP)	1,940,169	13,146
First Quantum Minerals (CAD)	1,984,400	16,426
Freeport-McMoRan	1,149,700	12,486
Lundin Mining (CAD) (1)	1,630,262	6,449

Southern Copper	840,700	22,111
		70,618
Diversified Chemicals 0.4%		
EI du Pont de Nemours	171,900	11,512
Incitec Pivot (AUD)	1,860,641	4,035
		15,547
Diversified Metals & Mining 10.9%		
Anglo American (GBP) (1)	2,485,030	31,194
BHP Billiton (GBP)	2,849,619	42,829
BHP Billiton Limited (AUD)	5,153,081	89,148
Glencore (GBP) (1)	22,234,861	60,957
Grupo Mexico (MXN)	8,807,000	21,539
Korea Zinc (KRW)	32,120	14,068
Mitsubishi Materials (JPY)	285,100	7,792
MMC Norilsk Nickel, ADR	1,153,621	18,445
Rio Tinto (GBP)	2,175,410	72,387
Rio Tinto (AUD)	811,304	32,180
South32 (AUD)	12,268,692	22,733
Sumitomo Metal Mining (JPY)	941,000	13,009
Teck Resources, Class B	1,183,409	21,337
Turquoise Hill Resources (1)	3,382,100	10,045
		457,663
Fertilizers & Agricultural Chemicals 0.4%		
CF Industries	327,600	7,977
Monsanto	93,800	9,586
		17,563
Gold 9.2%		
Agnico Eagle Mines	657,080	35,601
Barrick Gold	3,856,400	68,335
Centamin (GBP)	3,468,718	6,654
Compania de Minas Buenaventura, ADR (1)	2,020,880	27,969
Eldorado Gold (1)	1,645,284	6,466

Franco-Nevada (CAD)	1,580,824	55,223
Goldcorp, Class A	2,417,817	39,942
Kinross Gold (1)	4,330,380	18,231
Newmont Mining	1,459,160	57,330
OceanaGold (CAD)	1,471,700	4,420
Osisko Gold Royalties (CAD)	286,350	3,134
Randgold Resources (GBP)	472,324	47,491
Sandstorm Gold, Warrants, 12/4/16 Acquisition Date: 7/6/12 Cost $361 (CAD) (1)(3)	630,229	—
Tahoe Resources (CAD)	159,600	2,046
Yamana Gold	2,814,050	12,129
		384,971
Industrial Gases 1.1%		
Air Liquide (EUR)	54,200	5,808
Air Products & Chemicals (1)	177,565	24,697
Praxair	117,000	14,137
		44,642
Metal & Glass Containers 0.5%		
Ball	176,100	14,431
Intertape Polymer (CAD)	62,845	1,085
Vidrala (EUR)	78,892	4,617
		20,133
Paper Packaging 1.0%		
Bemis	229,800	11,722
Graphic Packaging Holding	562,500	7,870
International Paper	147,000	7,053
Orora (AUD)	2,597,686	6,275
Westrock	239,828	11,627
		44,547
Precious Metals & Minerals 2.3%		
Alrosa	2,402,153	3,301
Fresnillo (GBP)	1,514,012	35,624

Impala Platinum (ZAR) (1)	3,351,552	16,992
Industrias Penoles (MXN)	944,385	22,599
Petra Diamonds (GBP)	10,504,755	17,674
		96,190
Silver 0.8%		
Silver Wheaton	1,283,300	34,687
		34,687
Specialty Chemicals 2.3%		
Akzo Nobel (EUR)	89,912	6,085
Ashland Global Holdings	102,500	11,885
Croda International (GBP)	201,692	9,117
Flotek Industries (1)	251,800	3,661
Ingevity (1)	39,681	1,829
PolyOne	97,100	3,283
PPG Industries	118,800	12,279
RPM	492,100	26,436
Sherwin-Williams	17,600	4,869
Umicore (EUR)	94,060	5,899
Victrex (GBP)	560,630	11,394
		96,737
Steel 3.9%		
Acerinox (EUR)	378,008	5,000
ArcelorMittal (EUR) (1)	3,132,963	19,132
Hitachi Metals (JPY)	278,100	3,399
JFE Holdings (JPY)	164,300	2,396
Kobe Steel (JPY)	266,100	2,408
Maruichi Steel Tube (JPY)	128,000	4,422
Nippon Steel & Sumitomo Metal (JPY)	858,400	17,626
Nucor	516,500	25,541
POSCO (KRW)	79,251	16,322
Steel Dynamics	283,100	7,075
Tata Steel Limited (INR)	1,121,416	6,374
ThyssenKrupp (EUR)	813,224	19,390

Vale, ADR	4,773,500	26,254
Voestalpine (EUR)	71,798	2,482
Worthington Industries	104,100	5,000
		162,821
Total Materials		1,502,678
REAL ESTATE 40.7%		
Diversified Real Estate Activities 1.5%		
Alexander & Baldwin	188,000	7,223
Mitsubishi Estate (JPY)	973,000	18,241
Mitsui Fudosan (JPY)	1,028,000	21,889
Sun Hung Kai Properties (HKD)	405,000	6,172
Wharf Holdings (HKD)	1,662,700	12,183
		65,708
Diversified Real Estate Investment Trusts 1.1%		
Canadian Real Estate Investment Trust (CAD)	182,000	6,528
Concentradora Fibra Danhos (MXN)	3,860,553	6,969
Gecina (EUR)	110,519	17,377
PS Business Parks, REIT	128,300	14,571
		45,445
Health Care Real Estate Investment Trusts 0.5%		
Healthcare Realty Trust, REIT	618,200	21,056
		21,056
Hotel & Resort Real Estate Investment Trusts 1.1%		
Host Hotels & Resorts, REIT	884,700	13,775
Pebblebrook Hotel Trust, REIT	291,400	7,751
RLJ Lodging Trust, REIT	385,500	8,107
Sunstone Hotel Investors, REIT	1,222,973	15,642
		45,275
Industrial Real Estate Investment Trusts 3.2%		
DCT Industrial Trust, REIT	436,200	21,178

EastGroup Properties, REIT	134,500	9,894
Mitsui Fudosan Logistics Park (JPY) (1)	2,047	6,722
Nippon Prologis REIT (JPY)	3,799	9,610
Prologis, REIT	1,459,082	78,119
Terreno Realty, REIT	331,379	9,116
		134,639
Office Real Estate Investment Trusts 7.9%		
Alexandria Real Estate, REIT	178,900	19,459
Boston Properties, REIT	387,800	52,853
Brookfield Canada Office Properties (CAD)	472,900	9,920
Corporate Office Properties Trust, REIT	274,800	7,791
Derwent London (GBP)	262,958	8,882
Douglas Emmett, REIT	1,236,400	45,289
Great Portland Estates (GBP)	1,340,171	11,016
Highwoods Properties, REIT	309,200	16,116
Kilroy Realty, REIT	394,200	27,338
Mori Hills REIT Investment (JPY)	8,659	12,965
Paramount, REIT	622,900	10,209
SL Green Realty, REIT	541,900	58,579
Vornado Realty Trust, REIT	504,100	51,020
		331,437
Real Estate Development 0.5%		
Cheung Kong Property Holdings (HKD)	3,122,000	23,025
		23,025
Real Estate Operating Companies 2.2%		
Hongkong Land Holdings	3,128,000	22,305
Hufvudstaden, A Shares (SEK)	553,497	9,582
Hysan Development (HKD)	2,152,000	10,109
Iguatemi Empresa de Shopping Centers (BRL)	751,000	6,835
Inmobiliaria Colonial (EUR)	1,252,726	9,112
Multiplan Empreendimentos (BRL)	147,800	2,884
PSP Swiss Property (CHF)	223,482	21,300

UNITE (GBP)	1,194,560	9,824
		91,951
Residential Real Estate Investment Trusts 6.6%		
American Campus Communities, REIT	486,700	24,758
AvalonBay Communities, REIT	452,000	80,384
Camden Property Trust, REIT	323,500	27,090
Equity Residential, REIT	1,152,900	74,166
Essex Property Trust, REIT	230,102	51,244
Nippon Accommodations Fund (JPY)	4,495	21,075
		278,717
Retail Real Estate Investment Trusts 14.3%		
Acadia Realty Trust, REIT	441,400	15,996
CapitaLand Mall Trust (SGD)	9,779,700	15,618
Charter Hall Retail REIT (AUD)	2,739,547	8,887
Federal Realty Investment Trust, REIT	334,700	51,521
General Growth Properties, REIT	2,383,086	65,773
Kimco Realty, REIT	1,358,000	39,314
Klepierre (EUR)	412,661	18,913
Macerich Company, REIT	641,600	51,886
Regency Centers, REIT	721,237	55,889
Scentre (AUD)	6,506,125	23,457
Shaftesbury (GBP)	1,609,559	20,260
Simon Property Group, REIT	652,600	135,095
Taubman Centers, REIT	122,300	9,100
Unibail-Rodamco (EUR)	60,665	16,356
Urban Edge Properties, REIT	951,150	26,765
Vicinity Centres (AUD)	8,957,283	21,791
Weingarten Realty Investors, REIT	573,400	22,351
		598,972
Specialized Real Estate Investment Trusts 1.8%		
Public Storage, REIT	227,200	50,697

CONVERTIBLE PREFERRED STOCKS 0.2%		
UTILITIES 0.2%		
Electric Utilities 0.2%		
Great Plains Energy (1)	49,000	2,525
NextEra Energy	127,917	6,313
Total Utilities		8,838
Total Convertible Preferred Stocks (Cost $8,713)		8,838
CONVERTIBLE BONDS 0.2%		
Forest City Enterprises, 4.25%, 8/15/18	5,910,000	6,894
Total Convertible Bonds (Cost $5,911)		6,894
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Government Reserve Fund, 0.32% (5)(6)	35,461,968	35,462
Total Short-Term Investments (Cost $35,462)		35,462
Total Investments in Securities		
98.1% of Net Assets (Cost $3,146,016)		**$ 4,120,336**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $0 and represents 0% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Company
ADR American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on July 28, 2010. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $0 for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $3,146,016,000. Net unrealized gain aggregated $974,305,000 at period-end, of which $1,035,940,000 related to appreciated investments and $61,635,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016